COMMITMENTS AND CONTINGENCIES - Litigations (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Transartion amount asserted	¥ 120.0
Amount sought	120.0
Contingent liability	¥ 0.0